Right-of-use assets and lease liabilities (Table)	12 Months Ended
Dec. 31, 2023
Right-of-use assets and lease liabilities
Summary of information about right-of-use assets
(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2023
Net carrying amount - beginning of the year	2,142	148	682	457	19	595	42	361	4,446
Additions	14	570	402	133	19	110	14	322	1,584
Depreciation(a)	(145)	(219)	(315)	(74)	(18)	(125)	(12)	(65)	(973)
Impairments			(3)		(2)			(36)	(41)
Reversals			3					2	5
Currency translation differences	(71)	(8)	(5)	4		(2)		(7)	(89)
Changes in the scope of consolidation						3		10	13
Other changes	37	(42)	(40)	(28)	(1)	(1)	(27)	(9)	(111)
Net carrying amount - end of the year	1,977	449	724	492	17	580	17	578	4,834
Gross carrying amount - end of the year	2,409	985	1,593	822	81	1,039	47	826	7,802
Provisions for depreciation and impairment	432	536	869	330	64	459	30	248	2,968
2022
Net carrying amount - beginning of the year	2,667	183	575	454	14	618	48	262	4,821
Additions	1,342	189	530	76	28	108	21	110	2,404
Depreciation (a)	(226)	(197)	(303)	(70)	(13)	(130)	(21)	(53)	(1,013)
Impairments			(5)		(5)		(1)	(7)	(18)
Reversals			14						14
Currency translation differences	239	12	10	3		3			267
Changes in the scope of consolidation	(1,878)	(34)	(39)			(1)		73	(1,879)
Other changes	(2)	(5)	(100)	(6)	(5)	(3)	(5)	(24)	(150)
Net carrying amount - end of the year	2,142	148	682	457	19	595	42	361	4,446
Gross carrying amount - end of the year	2,507	516	1,360	734	87	1,010	86	562	6,862
Provisions for depreciation and impairment	365	368	678	277	68	415	44	201	2,416

(a) Before capitalization of depreciation of tangible assets

Summary of information about liabilities for leased assets

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2023
Carrying amount at the beginning of the year	884	4,067	4,951
Additions		1,584	1,584
Decreases	(949)	(14)	(963)
Currency translation differences	(16)	(81)	(97)
Changes in the scope of consolidation	1	12	13
Other changes	1,208	(1,360)	(152)
Carrying amount at the end of the year	1,128	4,208	5,336
2022
Carrying amount at the beginning of the year	948	4,389	5,337
Additions		2,401	2,401
Decreases	(980)	(14)	(994)
Currency translation differences	43	242	285
Changes in the scope of consolidation	(299)	(1,654)	(1,953)
Other changes	1,172	(1,297)	(125)
Carrying amount at the end of the year	884	4,067	4,951

Summary of amounts recognized in the profit and loss account for leases

The amounts recognised in the profit and loss account consist of the following:

(€ million)	2023	2022	2021
Other income and revenues
Income from remeasurement of lease liabilities	17	6	18
	17	6	18
Purchases, services and other
Short-term leases	59	113	85
Low-value leases	37	27	31
Variable lease payments not included in the measurement of lease liabilities	20	14	14
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(5)	(4)
	111	149	126
Depreciation and impairments
Depreciation of RoU leased assets	973	1,013	928
Capitalized amortization of RoU leased assets - tangible assets	(199)	(186)	(110)
Impairments of RoU leased assets	41	18	59
Reversals of RoU leased assets	(5)	(14)
	810	831	877
Finance income (expense) from leases
Interests on lease liabilities	(267)	(315)	(304)
Capitalized finance expense of RoU leased assets - tangible assets	11	8	5
Net currency translation differences on lease liabilities	19	(4)	(34)
	(237)	(311)	(333)